Business and credit concentrations (Details) (Supplier, Purchases of raw materials) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Shanghai Qiangzhi Biological Technology Co., Ltd. USD ($)	Mar. 31, 2014 Shanghai Qiangzhi Biological Technology Co., Ltd. CNY	Mar. 31, 2013 Shanghai Qiangzhi Biological Technology Co., Ltd. CNY	Mar. 31, 2012 Shanghai Qiangzhi Biological Technology Co., Ltd. CNY	Mar. 31, 2013 Hangzhou Baitong Biological Technology Co., Ltd. CNY	Mar. 31, 2012 Hangzhou Baitong Biological Technology Co., Ltd. CNY	Mar. 31, 2014 Cesca Therapeutics Inc. USD ($)	Mar. 31, 2014 Cesca Therapeutics Inc. CNY	Mar. 31, 2014 China Bright Group Co. Limited USD ($)	Mar. 31, 2014 China Bright Group Co. Limited CNY	Mar. 31, 2012 Beijing Zhu You Ying Kang Technology Development Co., Ltd. CNY	Mar. 31, 2012 Beijing Probe Biological Technology Co., Ltd. CNY
Concentration Risk
Percentage of purchases	51.00%	51.00%	37.00%	62.00%	11.00%	11.00%	22.00%	11.00%	15.00%	16.00%	17.00%	17.00%	23.00%	23.00%	25.00%	10.00%
Purchases from suppliers	$ 5,207	32,372	18,935	20,838	$ 1,157	7,195	11,152	3,619	7,783	5,490	$ 1,744	10,841	$ 2,306	14,336	8,340	3,389